SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR/A
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			8b#tmpgt
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			12-31-2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [x]; Amendment Number: _1___
       This Amendment (Check only one.): 	[ ] is a restatement.
       [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	February 24, 2012
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		45

Form 13F Information Table Value Total: 		125,887
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 12/31/11

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Pacific Drilling SA
REG SHS
L7257P106
5,767
620,121
SH

SHARES-DEFINED

620,121